Revenues	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
REVENUES

NOTE 11 — REVENUES

The following tables present a breakdown of our revenue categories presented within our condensed consolidated statements of operations and comprehensive income (loss).

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Equity and Option Order Flow Income:
Option order flow rebates	$79,447,402	$49,065,412	$137,168,857	$94,339,846
Equity order flow rebates	33,514,450	19,623,426	60,185,834	38,460,174
Total	$112,961,852	$68,688,838	$197,354,691	$132,800,020

Interest and Other Related Income:
Stock lending	$4,789,298	$7,637,688	$8,703,688	$13,042,625
Margin financing	12,871,294	8,617,766	24,777,418	17,519,653
Client bank deposits	20,825,977	17,936,187	40,006,691	32,553,378
Corporate bank deposits	4,265,810	2,094,892	9,314,960	4,310,941
Total	$42,752,379	$36,286,533	$82,802,757	$67,426,597

Handling Charge Income:
Options	$8,973,679	$7,104,325	$15,704,228	$15,479,547
Platform and trading fees	25,806,413	13,001,178	45,488,606	22,172,966
Total	$34,780,092	$20,105,503	$61,192,834	$37,652,513

Other Revenue:
Data subscription income	$2,039,267	$2,037,609	$4,080,942	$4,021,956
Syndicate fees	740,771	112,454	1,521,353	403,475
Lease income	275,077	301,669	550,305	604,397
Foreign exchange fee	1,083,161	737,002	2,142,453	1,314,638
Non-trading rebates	953,116	1,151,208	5,098,053	1,869,991
Proxy income	2,076,652	2,048,315	2,594,021	2,694,888
Other	1,168,713	24,219	1,421,687	73,710
Total	$8,336,757	$6,412,476	$17,408,814	$10,983,055